Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2010 Fund	Sep. 08, 2023
Fidelity Freedom Index 2010 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.96%)
Past 5 years	2.42%
Past 10 years	4.17%
Fidelity Freedom Index 2010 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.01%)
Past 5 years	0.73%
Past 10 years	2.97%
Fidelity Freedom Index 2010 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.45%)
Past 5 years	1.58%
Past 10 years	3.01%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F1901
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Past 10 years	4.64%